Note 1 - Description of Plan (Details Textual)			12 Months Ended
	Apr. 29, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Minimum Age of Participant Required to Make Make-up Contribution			50
EBP 06-1061602 001 [Member]
EBP, Minimum Service Period to be Eligible for Participation (Year)			1 year
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage			50.00%
EBP, Participant Contribution, Post-tax, Maximum Annual Compensation to Total Compensation, Percentage			15.00%
EBP, Minimum Age of Participant Required to Make Make-up Contribution			50	50
EBP, Maximum Make-up Contribution			$ 7,500	$ 7,500
EBP, Minimum Age for Super Make-up Contributions			60
EBP, Maximum Age for Super Make-up Contributions			64
EBP, Maximum Super Make-up Contribution			$ 11,250
EBP, Participant Contribution, Automatic, Deferral Rate			4.00%
EBP, Maximum Term Required for Participant to Change Deferral Rate (Day)			60 days
EBP, Participant Contribution, Automatic, Deferral Rate, Increase Each Year			1.00%
EBP, Participant Contribution, Automatic, Deferral Rate, Minimum Percentage Deferred to Trigger Yearly Increase			10.00%
EBP, Participant Contribution, Automatic, Deferral Rate, Percent to Trigger Annual Re-enrollment			0.00%
EBP, Employer Contribution, Basic, Participant Compensation Matched, Percentage			8.00%
EBP, Employer Contribution, Matching Percentage			50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage			2.00%
EBP, Vesting Percentage in Year Three of Service			100.00%
EBP, Forfeited Nonvested Account, Reallocated to Participant			$ 1,672,000	1,357,000
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense			0	0
EBP, Forfeited Nonvested Account		$ 541,000	84,000	541,000
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution			231,000	136,000
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount			$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage			50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount			$ 50,000
EBP, Minimum Age of Participants Required to Receive Pre-retirement Distributions			59.5
EBP, ERISA, Minimum Funding Requirement [true false]			true
EBP, ERISA, Balance			$ 0	0
EBP, ERISA, Amount Credited as Excess			755,000	679,000
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 86,000,000	0	86,523,734
EBP, Note Receivable from Participant	$ 4,000,000	$ 21,889,471	$ 30,066,228	$ 21,889,471
EBP 06-1061602 001 [Member] | Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Loan Term (Year)			1 year
EBP, Asset Held for Investment, Participant Loan, Interest Rate			4.25%
EBP 06-1061602 001 [Member] | Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Loan Term (Year)			5 years
EBP, Asset Held for Investment, Participant Loan, Interest Rate			9.50%
EBP 06-1061602 001 [Member] | EBP, Employer, Common Stock Fund [Member]
EBP, Participant Contribution, Maximum Contribution			20.00%
EBP 06-1061602 001 [Member] | Loan for Primary Residence [Member] | Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Loan Term (Year)			15 years